CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		25 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss attributable to Pershing Gold Corporation	$ (8,965,800)	$ (45,594,120)	$ (69,860,149)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	729,771	756,482	2,048,347
Bad debts		13,333	513,333
Bad debts in connection with discontinued operations		61,050	65,300
Amortization of debt discounts and deferred financing cost		8,100,450	12,049,972
Amortization of prepaid expense in connection with the issuance of common stock issued for prepaid services			116,669
Loss from extinguishment of debts		4,769,776	4,769,776
Change in fair value of derivative liability		1,454,889	(5,447,917)
Interest expense in connection with the note modification		3,022,186	3,022,186
Interest expense in connection with the conversion of notes payable			230,192
Interest expense in connection with the cancellation of debt and assignment of shares agreement		61,500	61,500
Gain from disposal of discontinued operations			(1,134,448)
Loss from disposal of assets		18,729	192,759
Non-controlling interest		1,164	172,348
Realized gain - available for sale securities	(1,656,333)	(755,600)	(3,146,933)
Realized gain - trading securities		(19,702)	(19,702)
Gain from sale of subsidiary		(500,000)	(500,000)
Share of loss of equity method investee		83,333	83,333
Common stock issued and included in settlement expense		4,883,196	9,644,696
Stock-based compensation	3,834,352	16,716,283	25,980,788
Gain from sale of uranium assets pursuant to an option agreement		(930,000)	(930,000)
Changes in operating assets and liabilities:
Restricted cash - current portion			1,320,817
Other receivables	77,364	99,908	86,575
Prepaid expenses - current portion and other current assets	143,346	90,871	1,902,077
Assets of discontinued operations - current portion			141,378
Prepaid expenses - long-term portion		37,759	41,912
Restricted cash - long-term portion			500,000
Deposits		(95,788)	(95,788)
Assets of discontinued operations - long term portion			40,556
Accounts payable and accrued expenses	(172,319)	353,581	206,308
Liabilities of discontinued operation		(21,622)	28,730
NET CASH USED IN OPERATING ACTIVITIES	(6,009,619)	(7,392,342)	(17,915,385)
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of mining rights		(2,576,400)	(2,576,400)
Payments received on notes receivable		930,000	1,430,000
Increase in reclamation bond deposits			(1,715,629)
Net proceeds received from the sale of marketable securities	1,656,333	875,302	3,266,635
Proceeds from disposal of assets		74,074	207,505
Purchase of property and equipment	(23,898)	(300,098)	(426,631)
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	1,632,435	(997,122)	185,480
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of common stock, net of issuance costs		6,307,500	12,609,866
Proceeds from sale of preferred stock, net of issuance costs	10,227,079	1,000,000	14,511,475
Proceeds from note payable		500,000	500,000
Proceeds from convertible promissory notes			1,715,604
Payments on notes payable	(17,277)	(1,541,691)	(3,433,369)
Advances to former parent company			48,745
Distribution to former parent company	(15,066)	(88,390)	(108,706)
NET CASH PROVIDED BY FINANCING ACTIVITIES	10,194,736	6,177,419	25,843,615
EFFECT OF EXCHANGE RATE ON CASH			1,649
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	5,817,552	(2,212,045)	8,115,359
CASH AND CASH EQUIVALENTS- beginning of period	3,218,191	3,670,567	920,384
CASH AND CASH EQUIVALENTS- end of period	9,035,743	1,458,522	9,035,743
Cash paid for:
Interest	4,050	196,408	534,174
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Issuance of common stock for payment of notes payable and accrued interest		8,315,258	9,323,005
Issuance of common stock in connection with the conversion of a promissory note into a current private placement			611,750
Issuance of preferred stock in connection with the conversion of a promissory note and accrued interest into a current private placement	645,480		645,480
Issuance of additional notes payable upon assignment of debt		294,285	294,285
Beneficial conversion feature and debt discount in connection with the issuance of convertible promissory notes		168,163	1,883,767
Preferred stock deemed dividend		1,616,777	4,901,173
Issuance of common stock for payment of Continental's accrued legal fees		170,614	170,614
Issuance of common stock for payment of accrued dividend		3,601	3,601
Reclassification of derivative liability to equity		7,750,289	7,750,289
Issuance of a note receivable upon sale of subsidiary		500,000	500,000
Issuance of a note receivable in connection with sale of uranium assets pursuant to an option agreement		930,000	930,000
Common stock and warrants issued for acquisition of mining rights		5,709,441	5,709,441
Distribution to former parent company		606,339	517,949
Cancellation of debt in connection with the assignment of shares		42,000	42,000
Issuance of a note payable for purchase of mining equipment		92,145	92,145
Cancellation of debt in connection with an assignment agreement			$ 33,500